INCOME TAXES	6 Months Ended
Sep. 30, 2022
Income Taxes
INCOME TAXES

NOTE 12. INCOME TAXES

The Company is a British Virgin Island business company. The Government of the British Virgin Islands does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The benefit from income taxes consists of the following:

	For the Six Months Ended September 30,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	–	–
Foreign	–	45
Current	–	45

Deferred:
Federal	–	–
State and local	–	–
Foreign	5,105	537
Deferred	5,105	537
Benefit from income taxes	$5,105	$582

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the six months ended September 30, 2022 and 2021 ($ in thousands):

	Six Months Ended September 30,
	2022	2021
Income (loss) on ordinary activities before tax	$188	$(2)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax at statutory income tax rate	39	–
Losses recognized	(39)	–
Income tax benefit (expense)	$–	$–

The Company has $1.3 million of Federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized. As of each of September 30, 2022 and March 31, 2022, the Company had U.S. deferred tax assets of $0.3 million.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the six months ended September 30, 2022 and 2021 ($ in thousands):

	Six Months Ended September 30,
	2022	2021
Loss on ordinary activities before tax	$3,207	$633
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	609	120

Change (increase) in deferred income tax rate	192	–
Foreign currency effect	4,304	537
Research and development credit	–	45
Losses (unrecognized)	–	(120)
Income tax benefit	$5,105	$582

Research and development credit receivables of $0.2 million and $0.2 million were included in prepaid expenses and other receivables on the condensed consolidated interim statements of financial position as of September 30, 2022 and March 31, 2022, respectively.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Six Months Ended September 30, 2022				Six Months Ended September 30, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax income (loss)	$(20)	$(4,588)	$(3,207)	$(7,815)	$(2)	$(6,047)	$(633)	$(6,682)
Losses not subject to tax	–	4,588	–	4,588	–	6,047	–	6,047
Utilization of losses not previously benefitted	20	–	–	20	–	–	–	–
Taxable loss	$–	$–	$(3,207)	$(3,207)	$(2)	$–	$(633)	$(635)

As of September 30, 2022 and March 31, 2022, the Company’s deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (in thousands):

	As of September 30,	As of March 31,
	2022	2022
Deferred tax assets:
Net operating loss	$(3,763)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,263)	(1,753)

Deferred tax liabilities:
In-process research and development	25,602	30,198
Deferred tax liability	25,602	30,198

Net deferred tax liability	$23,339	$28,445

iOx generated research and development cash credits of approximately $0.05 million that have been recorded for the six months ended September 30, 2021. There were no research and development cash credits recorded for the six months ended September 30, 2022.

As of September 30, 2022 and March 31, 2022, iOx had a net deferred tax liability of approximately $23.3 million and approximately $28.4 million, respectively. On January 8, 2019, the Company recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the acquisition of SalvaRx. As the iOx IPR&D is in the U.K., the deferred tax was recorded at 17%, the prevailing tax rate applicable in the U.K. at the time. During the year ended March 31, 2020, the iOx Company recorded a tax expense of $2.2 million, including $2.3 million to increase the deferred tax liability due to the increase in the U.K. tax rate to 19% in March 2020, $0.4 million of a return to provision adjustment and a decrease due to a refundable research and development credit of $0.5 million. In fiscal 2022, the Company recorded $7.0 million increase in deferred income taxes to reflect a future change in the U.K. income tax rate and recognized $0.7 million of current year losses and $0.8 million of prior year losses. The Company also recognized a $1.1 million decrease in deferred tax liability in fiscal 2022 to reflect the effect of the change in exchange rates on the liability settleable in Great British Pounds. For the six months ended September 30, 2022, the Company recognized the reduction in deferred tax liability of $4.3 million to reflect the effect of the change in exchange rates on the liability in the period and recognized $0.6 million of current period losses, as well as the rate change effect of $0.2 million.

There is no expiration date for accumulated tax losses in the U.K. entities.